Revenue (Details) - ZAR (R) R in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	R 1,975,863	R 1,712,482	R 1,540,058
Subscription revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,693,245	1,434,615	1,239,914
Hardware revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	241,837	227,752	222,315
Driver training, installation and other revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	R 40,781	R 50,115	R 77,829